Expenses for shipping activities and other expenses from operating activities - Voyage Commissions and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Voyage related expense	$ (57,140)	$ (52,836)	$ (62,787)
Commissions paid	(4,895)	(6,724)	(8,450)
Voyage related expense	$ (62,035)	$ (59,560)	$ (71,237)